Marketable Debt Securities, Available-for-Sale (Tables)	6 Months Ended
Jun. 30, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-Sale Securities Reconciliation
As of June 30, 2022,
available-for-sale
securities, excluding $34.4 million classified as cash and cash equivalents, as detailed in Note 6 –
Fair Value Measurements
, are as follows (in thousands):

		Gross Unrealized
	Amortized Costs	Gains	Losses (1)	Fair Value
Due greater than 90 days and less than one year:
Certificates of deposit	$5,995	$—	$(16)	$5,979
Commercial paper	29,730	—	(66)	29,664
Corporate bonds	645	—	—	645
U.S. government securities	8,990	—	(27)	8,963

Total Marketable debt securities, available-for-sale	$45,360	$—	$(109)	$45,251

Due one to three years:
Asset backed securities	$2,791	$—	$(12)	$2,779
Corporate bonds	6,766	—	(62)	6,704
Non-U.S. government securities	423	—	(2)	421
U.S. government securities	8,951	4	(32)	8,923

Total Marketable debt securities, available-for-sale, net of current portion	$18,931	$4	$(108)	$18,827

(1)	Represents 33 securities in an unrealized loss position as of June 30, 2022.